UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Multi-Asset Income Fund
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 99.8%
	AFFILIATED INVESTMENT COMPANIES – 65.3%
91,765	Nuveen Core Plus Bond Fund (Class R6)	$1,015,837
58,859	Nuveen High Yield Municipal Bond Fund (Class R6)	1,017,672
40,663	Nuveen Preferred Securities and Income Fund (Class R6)	724,609
49,861	Nuveen Symphony Floating Rate Income Fund (Class R6)	981,762
36,273	Nuveen Symphony High Yield Bond Fund (Class R6)	612,662
84,656	TIAA-CREF Emerging Markets Debt Fund (Class I)	886,347
34,187	TIAA-CREF Emerging Markets Equity Index Fund (Class I)	405,461
72,314	TIAA-CREF High Yield Fund (Class I)	713,018
27,773	TIAA-CREF International Equity Index Fund (Class I)	564,351
	Total Affiliated Investment Companies (cost $6,725,761)	6,921,719

Shares	Description (1)	Value
	COMMON STOCKS – 33.0%
	Aerospace & Defense – 0.7%
873	Embraer Aircraft Corporation	$4,182
114	General Dynamics Corporation, (3)	23,140
64	Lockheed Martin Corporation	19,722
199	Safran SA, (4)	20,959
33	Thales SA, (4)	3,439
	Total Aerospace & Defense	71,442
	Air Freight & Logistics – 0.1%
275	Deutsche Post AG, (4)	12,606
	Airlines – 0.1%
125	Delta Air Lines, Inc.	6,254
	Automobiles – 0.6%
384	Daimler AG, (4)	32,059
454	General Motors Company	19,513
30	Hyundai Motor Company, (4)	2,759
42	Toyota Motor Corporation, Sponsored ADR	5,208
	Total Automobiles	59,539
	Banks – 4.7%
5,100	Allied Irish Banks	30,143
1,917	Bank of Ireland Group PLC, (4), (5)	14,971
347	BankUnited Inc., (3)	12,093
4,000	BOC Hong Kong Holdings Limited, (4)	19,061
690	CIT Group Inc., (3)	32,168
NUVEEN      1

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
966	Citigroup Inc., (3)	$71,001
605	Danske Bank A/S, (4)	23,089
740	ForeningsSparbanken AB, (4)	18,365
1,236	Huntington BancShares Inc., (3)	17,057
1,409	ING Groep N.V, (4)	26,037
992	JPMorgan Chase & Co., (3)	99,805
771	KeyCorp, (3)	14,071
20,030	Lloyds Banking Group PLC, (4)	18,156
400	Oversea-Chinese Banking Corporation Limited, (4)	3,493
2,171	Royal Bank of Scotland Group PLC, (4), (5)	8,155
110	Sumitomo Mitsui Trust Holdings, (4)	4,342
345	The Bank of NT Butterfield and Son Limited	12,886
347	Toronto-Dominion Bank	19,726
7,842	Unicaja Banco SA, (4), (5)	11,437
669	Wells Fargo & Company	37,558
	Total Banks	493,614
	Beverages – 0.3%
132	Heineken NV, (4)	12,861
201	PepsiCo, Inc.	22,156
	Total Beverages	35,017
	Biotechnology – 0.8%
568	AbbVie Inc., (3)	51,262
252	Gilead Sciences, Inc.	18,890
589	Grifols SA., Class B Shares, (4)	13,834
	Total Biotechnology	83,986
	Building Products – 0.1%
270	Johnson Controls International PLC	11,175
	Capital Markets – 1.3%
585	Ares Capital Corporation	9,407
242	Aurelius AG, (4)	14,875
52	BlackRock Inc.	24,483
110	Deutsche Boerse AG, (4)	11,392
245	Macquarie Group Limited, (4)	18,483
151	NASDAQ Stock Market, Inc., (3)	10,970
269	Raymond James Financial Inc., (3)	22,806
362	UBS Group AG	6,158
865	UBS Group AG, (4)	14,716
	Total Capital Markets	133,290
	Chemicals – 1.5%
89	Celanese Corporation, Series A, (3)	9,284
2      NUVEEN

Shares	Description (1)	Value
	Chemicals (continued)
1,035	CVR Partners LP	$3,685
423	DowDuPont, Inc.	30,587
124	Eastman Chemical Company	11,260
247	Koninklijke DSM NV, (4)	21,073
88	Linde AG, (5)	18,959
185	Monsanto Company	22,403
96	PPG Industries, Inc.	11,159
223	Praxair, Inc.	32,585
	Total Chemicals	160,995
	Commercial Services & Supplies – 0.1%
150	Dai Nippon Printing Co., Ltd., (4)	3,596
121	ISS AS, (4)	5,124
	Total Commercial Services & Supplies	8,720
	Communications Equipment – 0.6%
1,707	Cisco Systems, Inc., (3)	58,294
649	Ericsson	4,056
	Total Communications Equipment	62,350
	Containers & Packaging – 0.5%
1,578	Amcor Limited, (4)	19,152
189	Packaging Corp. of America	21,975
240	WestRock Company, (3)	14,719
	Total Containers & Packaging	55,846
	Diversified Financial Services – 0.3%
1,110	Challenger Limited, (4)	11,323
34	Groupe Bruxelles Lambert SA, (4)	3,652
1,000	Orix Corporation, (4)	17,193
	Total Diversified Financial Services	32,168
	Diversified Telecommunication Services – 1.0%
1,353	AT&T Inc., (3)	45,528
12,000	HKT Trust and HKT Limited	14,644
118	Nippon Telegraph and Telephone Corporation, ADR, (4)	5,703
400	Nippon Telegraph and Telephone Corporation, ADR, (4)	19,339
840	Telefonica Brasil SA	12,967
191	Telenor ASA, (4)	4,056
	Total Diversified Telecommunication Services	102,237
	Electric Utilities – 0.9%
525	FirstEnergy Corp	17,299
298	NextEra Energy Inc., (3)	46,211
916	Red Electrica Corporacion SA, (4), (5)	20,282
886	Scottish and Southern Energy PLC, (4)	16,272
	Total Electric Utilities	100,064
NUVEEN      3

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 0.2%
115	Eaton PLC	$9,203
95	Hubbell Inc.	11,953
89	Mabuchi Motor Company Limited, (4)	4,670
	Total Electrical Equipment	25,826
	Electronic Equipment, Instruments & Components – 0.0%
221	Flextronics International Limited, (5)	3,934
	Energy Equipment & Services – 0.3%
508	Aker Solutions ASA, (4)	2,793
336	Halliburton Company, (3)	14,361
213	Schlumberger Limited	13,632
361	Tenaris SA, (4)	4,928
	Total Energy Equipment & Services	35,714
	Equity Real Estate Investment Trust – 0.6%
965	Colony Northstar, Inc.	11,850
194	Crown Castle International Corporation, (3)	20,773
240	CyrusOne Inc.	14,734
583	Park Hotels & Resorts, Inc., (3)	16,785
	Total Equity Real Estate Investment Trust	64,142
	Food & Staples Retailing – 0.7%
213	Carrefour SA, (4)	4,287
459	CVS Health Corporation	31,455
70	Seven & I Holdings, (4)	2,821
2,086	Tesco PLC, (4)	5,027
301	Wal-Mart Stores, Inc., (3)	26,280
	Total Food & Staples Retailing	69,870
	Food Products – 0.6%
199	Groupe Danone, (4)	16,264
164	Kraft Heinz Company, (3)	12,682
369	Mondelez International Inc.	15,288
1,520	Orkla ASA, (4)	14,889
	Total Food Products	59,123
	Gas Utilities – 0.1%
1,435	Italgas SPA	8,383
	Health Care Equipment & Supplies – 0.6%
114	Becton, Dickinson and Company	23,788
305	Koninklijke Philips Electronics NV, (4)	12,430
277	Medtronic, PLC	22,304
	Total Health Care Equipment & Supplies	58,522
4      NUVEEN

Shares	Description (1)	Value
	Health Care Providers & Services – 0.5%
65	CIGNA Corporation, (3)	$12,819
195	UnitedHealth Group Incorporated, (3)	40,993
	Total Health Care Providers & Services	53,812
	Hotels, Restaurants & Leisure – 0.4%
869	Compass Group PLC, (4)	19,078
184	Hilton Worldwide Holdings Inc., (3)	13,300
246	Six Flags Entertainment Corporation, (3)	15,446
	Total Hotels, Restaurants & Leisure	47,824
	Household Durables – 0.6%
354	D.R. Horton, Inc., (3)	15,650
200	Matsushita Electric Industrial Co., Ltd, (4)	3,020
240	Newell Brands Inc.	9,787
990	Sekisui House, Ltd., (4)	18,512
94	Whirlpool Corporation	15,409
	Total Household Durables	62,378
	Household Products – 0.3%
245	Colgate-Palmolive Company	17,260
124	Reckitt and Benckiser, (4)	11,094
	Total Household Products	28,354
	Industrial Conglomerates – 0.4%
1,500	Alfa S.A.	1,566
230	General Electric Company	4,637
168	Honeywell International Inc.	24,219
96	Siemens AG, Sponsored ADR, (4)	13,789
	Total Industrial Conglomerates	44,211
	Insurance – 1.7%
139	Ace Limited	20,964
496	Ageas, (4)	24,054
85	Allianz AG ORD Shares, (4)	19,844
105	Axis Capital Holdings Limited	5,711
195	CNA Financial Corporation	10,555
259	Marsh & McLennan Companies, Inc.	20,961
170	Mitsui Sumitomo Insurance Company Limited, (4)	5,775
325	NN Group NV, (4)	13,610
467	Old Republic International Corporation, (3)	9,476
213	Prudential Financial, Inc.	23,528
89	RenaissanceRe Holdings, Limited	12,314
105	Willis Towers Watson PLC	16,913
	Total Insurance	183,705
	IT Services – 0.8%
176	Accenture Limited	25,055
NUVEEN      5

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
129	DXC Technology Company, (3)	$11,806
429	Fidelity National Information Services, (3)	39,794
70	Luxoft Holding Inc., (5)	3,259
	Total IT Services	79,914
	Machinery – 0.1%
179	Ingersoll Rand Company Limited, Class A	15,859
	Media – 0.8%
738	Comcast Corporation, Class A, (3)	26,590
627	Interpublic Group of Companies, Inc.	12,070
600	National CineMedia, Inc.	4,038
71	Publicis Groupe, (4)	4,622
470	Viacom Inc., Class B	11,294
156	Walt Disney Company	15,258
755	WPP Group PLC, (4)	13,348
	Total Media	87,220
	Mortgage Real Estate Investment Trust – 0.1%
661	Starwood Property Trust Inc., (3)	14,218
	Multi-Utilities – 0.7%
386	CenterPoint Energy, Inc., (3)	11,418
236	CMS Energy Corporation, (3)	11,415
81	DTE Energy Company	8,947
1,050	Veolia Environment S.A., ADR, (4)	24,875
284	WEC Energy Group, Inc.	19,139
	Total Multi-Utilities	75,794
	Oil, Gas & Consumable Fuels – 2.6%
362	Anadarko Petroleum Corporation, (3)	17,872
101	Canadian Natural Resources Limited	3,525
630	Chevron Corporation, (3)	73,011
424	Enbridge Inc.	16,295
815	Enterprise Products Partnership LP	19,967
469	HollyFrontier Company, (3)	17,330
269	Occidental Petroleum Corporation, (3)	17,369
324	Phillips 66	29,510
74	Pioneer Natural Resources Company	11,076
88	Royal Dutch Shell PLC, Class B Shares	5,752
250	Targa Resources Corporation, (3)	10,375
545	Total SA, (4)	30,377
657	Williams Companies Inc., (3)	18,724
	Total Oil, Gas & Consumable Fuels	271,183
6      NUVEEN

Shares	Description (1)	Value
	Personal Products – 0.3%
54	L'Oreal, (4)	$12,019
248	Unilever NV, (4)	14,055
175	Unilever NV, (3)	10,143
	Total Personal Products	36,217
	Pharmaceuticals – 1.8%
280	AstraZeneca PLC	9,660
1,470	GlaxoSmithKline PLC, (4)	26,383
160	Johnson & Johnson	22,306
424	Merck & Company Inc., (3)	23,358
1,530	Pfizer Inc., (3)	53,642
61	Roche Holdings AG, Sponsored ADR, (4)	14,099
236	Sanofi-Synthelabo, SA, (4)	22,346
230	Takeda Chemical Industries, (4)	12,968
126	Teva Pharmaceutical Industries Limited, Sponsored ADR	1,739
	Total Pharmaceuticals	186,501
	Professional Services – 0.4%
37	Adecco Group, (4)	2,936
605	Experian PLC, (4)	12,746
662	Nielsen Holdings PLC	24,540
89	Wolters Kluwer NV, (4)	4,362
	Total Professional Services	44,584
	Real Estate Management & Development – 0.4%
4,000	Capitaland Limited, (4)	10,772
477	City Developments Limited, (4)	4,530
1,455	Great Eagle Holdings Limited	8,010
357	Henderson Land Development Company Limited, (4)	2,330
7,125	Sino Land Company Limited, (4)	12,280
	Total Real Estate Management & Development	37,922
	Road & Rail – 0.4%
334	CSX Corporation, (3)	16,844
262	Union Pacific Corporation	30,337
	Total Road & Rail	47,181
	Semiconductors & Semiconductor Equipment – 0.5%
1,415	Cypress Semiconductor Corporation	22,442
515	Infineon Technologies AG, (4)	14,244
50	Rohm Company Limited, (4)	4,654
166	Xilinx, Inc., (3)	12,233
	Total Semiconductors & Semiconductor Equipment	53,573
	Software – 1.3%
314	CA Technologies, (3)	10,167
850	Microsoft Corporation, (3)	70,703
NUVEEN      7

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Software (continued)
640	Oracle Corporation, (3)	$32,576
198	SAP SE, (4)	22,624
	Total Software	136,070
	Specialty Retail – 0.3%
1,940	Kingfisher plc, (4)	8,066
288	Lowe's Companies, Inc.	23,025
	Total Specialty Retail	31,091
	Technology Hardware, Storage & Peripherals – 0.8%
333	Apple, Inc., (3)	56,290
80	Fuji Photo Film Co., Ltd., (4)	3,273
960	HP Inc., (3)	20,688
2	Samsung Electronics Company Limited, (4)	4,006
	Total Technology Hardware, Storage & Peripherals	84,257
	Textiles, Apparel & Luxury Goods – 0.0%
125	Wacoal Holdings Corporation, (4)	3,573
	Tobacco – 0.5%
373	Altria Group, Inc., (3)	23,954
565	Imperial Brands PLC, (4)	23,036
75	Japan Tobacco Inc., (4)	2,482
249	Skandinavisk Tobakskompagni A/S	4,210
	Total Tobacco	53,682
	Trading Companies & Distributors – 0.2%
1,200	Itochu Corporation, (4)	21,020
	Wireless Telecommunication Services – 0.4%
600	KDDI Corporation, (4)	15,986
213	SK Telecom Company Limited	5,568
6,028	Vodafone Group PLC, (4)	17,242
	Total Wireless Telecommunication Services	38,796
	Total Common Stocks (cost $3,185,013)	3,493,756

Shares	Description (1), (2)	Value
	NON-AFFILIATED EXCHANGE-TRADED FUNDS – 1.4%
13,836	Alerian MLP Exchange Traded Fund	$ 148,322
	Total Non-Affiliated Exchange-Traded Funds (cost $165,907)	148,322

Shares	Description (1)	Coupon	Ratings (6)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%
	Banks – 0.0%
240	Citigroup Inc.	6.875%	BB+	$ 6,933
8      NUVEEN

Shares	Description (1)	Coupon	Ratings (6)	Value
	Wireless Telecommunication Services – 0.1%
320	United States Cellular Corporation	7.250%	Ba1	$ 8,525
	Total $25 Par (or similar) Retail Preferred (cost $15,544)			15,458

Shares	Description (1)	Coupon	Ratings (6)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0%
	Pharmaceuticals – 0.0%
16	Teva Pharmaceutical Industries Limited, (4)	7.000%	N/R	$ 4,547
	Total Convertible Preferred Securities (cost $13,433)			4,547
	Total Long-Term Investments (cost $10,105,658)			10,583,802
	Other Assets Less Liabilities – 0.2% (7)			16,986
	Net Assets – 100%			$ 10,600,788
Investments in Derivatives as of October 31, 2017
Call Options Written
Description	Number of Contracts	Notional Amount (8)	Exercise Price	Expiration Date	Value
Cypress Semiconductor Corporation	(6)	$(9,000)	$15	1/19/18	$(840)
Total Call Options Written (premiums received $300)	(6)	$(9,000)			$(840)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Affiliated Investment Companies	$6,921,719	$ —	$ —	$ 6,921,719
Common Stocks	2,479,763	1,013,993	—	3,493,756
Non-Affiliated Exchange-Traded Funds	148,322	—	—	148,322
$25 Par (or similar) Retail Preferred	15,458	—	—	15,458
Convertible Preferred Securities	—	4,547	—	4,547
Investments in Derivatives:
Options Written	(840)	—	—	(840)
Total	$9,564,422	$1,018,540	$ —	$10,582,962
NUVEEN      9

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$10,109,332
Gross unrealized:
Appreciation	$ 592,661
Depreciation	(118,191)
Net unrealized appreciation (depreciation) of investments	$ 474,470

Tax cost of options written contracts	$ (840)
Net unrealized appreciation (depreciation) of option contracts written	—
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ADR	American Depositary Receipt
10      NUVEEN

Nuveen Multi-Asset Income Tax-Aware Fund
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 99.3%
	AFFILIATED INVESTMENT COMPANIES – 59.5%
39,492	Nuveen All-American Municipal Bond Fund (Class R6)	$460,876
84,759	Nuveen High Yield Municipal Bond Fund (Class R6)	1,465,487
18,412	Nuveen Inflation Protected Municipal Bond Fund (Class I)	197,926
112,775	Nuveen Limited Term Municipal Bond Fund (Class I)	1,234,891
185,980	Nuveen Short Duration High Yield Municipal Bond Fund (Class I)	1,891,412
5,116	Nuveen Symphony Floating Rate Income Fund (Class R6)	100,728
35,270	TIAA-CREF Emerging Markets Equity Index Fund (Class I)	418,301
21,050	TIAA-CREF International Equity Index Fund (Class I)	427,736
	Total Affiliated Investment Companies (cost $6,086,948)	6,197,357

Shares	Description (1)	Value
	COMMON STOCKS – 37.3%
	Aerospace & Defense – 0.7%
1,081	Embraer Aircraft Corporation	$5,178
114	General Dynamics Corporation, (3)	23,140
64	Lockheed Martin Corporation	19,722
232	Safran SA, (4)	24,435
41	Thales SA, (4)	4,273
	Total Aerospace & Defense	76,748
	Air Freight & Logistics – 0.2%
350	Deutsche Post AG, (4)	16,044
	Airlines – 0.1%
160	Delta Air Lines, Inc.	8,005
	Automobiles – 0.7%
465	Daimler AG, (4)	38,821
451	General Motors Company, (3)	19,384
38	Hyundai Motor Company, (4)	3,495
53	Toyota Motor Corporation, Sponsored ADR	6,572
	Total Automobiles	68,272
	Banks – 5.4%
6,600	Allied Irish Banks	39,009
2,447	Bank of Ireland Group PLC, (4), (5)	19,110
367	BankUnited Inc., (3)	12,790
5,000	BOC Hong Kong Holdings Limited, (4)	23,826
796	CIT Group Inc., (3)	37,109
1,090	Citigroup Inc., (3)	80,115
NUVEEN      11

Nuveen Multi-Asset Income Tax-Aware Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
704	Danske Bank A/S, (4)	$26,867
862	ForeningsSparbanken AB, (4)	21,393
1,258	Huntington BancShares Inc., (3)	17,360
1,796	ING Groep N.V, (4)	33,189
1,014	JPMorgan Chase & Co., (3)	102,018
779	KeyCorp, (3)	14,217
23,537	Lloyds Banking Group PLC, (4)	21,335
500	Oversea-Chinese Banking Corporation Limited, (4)	4,367
2,713	Royal Bank of Scotland Group PLC, (4), (5)	10,191
140	Sumitomo Mitsui Trust Holdings, (4)	5,526
445	The Bank of NT Butterfield and Son Limited	16,621
435	Toronto-Dominion Bank	24,729
9,938	Unicaja Banco SA, (4), (5)	14,494
670	Wells Fargo & Company	37,614
	Total Banks	561,880
	Beverages – 0.4%
154	Heineken NV, (4)	15,005
201	PepsiCo, Inc., (3)	22,156
	Total Beverages	37,161
	Biotechnology – 0.8%
573	AbbVie Inc., (3)	51,713
273	Gilead Sciences, Inc.	20,464
686	Grifols SA., Class B Shares, (4)	16,113
	Total Biotechnology	88,290
	Building Products – 0.1%
345	Johnson Controls International PLC	14,280
	Capital Markets – 1.5%
745	Ares Capital Corporation	11,980
307	Aurelius AG, (4)	18,870
52	BlackRock Inc.	24,483
140	Deutsche Boerse AG, (4)	14,499
286	Macquarie Group Limited, (4)	21,576
152	NASDAQ Stock Market, Inc., (3)	11,043
275	Raymond James Financial Inc., (3)	23,314
452	UBS Group AG	7,689
1,100	UBS Group AG, (4)	18,714
	Total Capital Markets	152,168
	Chemicals – 1.7%
90	Celanese Corporation, Series A, (3)	9,388
1,330	CVR Partners LP	4,735
12      NUVEEN

Shares	Description (1)	Value
	Chemicals (continued)
540	DowDuPont, Inc.	$39,047
129	Eastman Chemical Company, (3)	11,714
295	Koninklijke DSM NV, (4)	25,169
104	Linde AG, (5)	22,406
185	Monsanto Company, (3)	22,403
96	PPG Industries, Inc., (3)	11,159
224	Praxair, Inc., (3)	32,731
	Total Chemicals	178,752
	Commercial Services & Supplies – 0.1%
187	Dai Nippon Printing Co., Ltd., (4)	4,482
152	ISS AS, (4)	6,437
	Total Commercial Services & Supplies	10,919
	Communications Equipment – 0.6%
1,792	Cisco Systems, Inc., (3)	61,197
811	Ericsson	5,069
	Total Communications Equipment	66,266
	Containers & Packaging – 0.6%
1,834	Amcor Limited, (4)	22,258
188	Packaging Corp. of America	21,859
245	WestRock Company, (3)	15,026
	Total Containers & Packaging	59,143
	Diversified Financial Services – 0.4%
1,425	Challenger Limited, (4)	14,536
42	Groupe Bruxelles Lambert SA, (4)	4,511
1,200	Orix Corporation, (4)	20,632
	Total Diversified Financial Services	39,679
	Diversified Telecommunication Services – 1.1%
1,352	AT&T Inc., (3)	45,495
14,000	HKT Trust and HKT Limited	17,084
147	Nippon Telegraph and Telephone Corporation, ADR, (4)	7,104
515	Nippon Telegraph and Telephone Corporation, ADR, (4)	24,899
1,065	Telefonica Brasil SA	16,441
236	Telenor ASA, (4)	5,011
	Total Diversified Telecommunication Services	116,034
	Electric Utilities – 1.1%
670	FirstEnergy Corp	22,076
299	NextEra Energy Inc., (3)	46,366
1,071	Red Electrica Corporacion SA, (4), (5)	23,715
1,031	Scottish and Southern Energy PLC, (4)	18,935
	Total Electric Utilities	111,092
NUVEEN      13

Nuveen Multi-Asset Income Tax-Aware Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 0.3%
145	Eaton PLC	$11,603
96	Hubbell Inc.	12,078
111	Mabuchi Motor Company Limited, (4)	5,825
	Total Electrical Equipment	29,506
	Electronic Equipment, Instruments & Components – 0.0%
276	Flextronics International Limited, (5)	4,913
	Energy Equipment & Services – 0.4%
635	Aker Solutions ASA, (4)	3,492
337	Halliburton Company, (3)	14,403
212	Schlumberger Limited	13,568
453	Tenaris SA, (4)	6,184
	Total Energy Equipment & Services	37,647
	Equity Real Estate Investment Trust – 0.6%
1,230	Colony Northstar, Inc.	15,104
194	Crown Castle International Corporation, (3)	20,774
238	CyrusOne Inc.	14,611
587	Park Hotels & Resorts, Inc., (3)	16,900
	Total Equity Real Estate Investment Trust	67,389
	Food & Staples Retailing – 0.7%
266	Carrefour SA, (4)	5,353
460	CVS Health Corporation	31,524
80	Seven & I Holdings, (4)	3,224
2,605	Tesco PLC, (4)	6,277
302	Wal-Mart Stores, Inc., (3)	26,368
	Total Food & Staples Retailing	72,746
	Food Products – 0.6%
232	Groupe Danone, (4)	18,961
164	Kraft Heinz Company, (3)	12,682
367	Mondelez International Inc.	15,205
1,940	Orkla ASA, (4)	19,003
	Total Food Products	65,851
	Gas Utilities – 0.1%
1,825	Italgas SPA	10,661
	Health Care Equipment & Supplies – 0.6%
114	Becton, Dickinson and Company	23,788
390	Koninklijke Philips Electronics NV, (4)	15,894
275	Medtronic, PLC, (3)	22,143
	Total Health Care Equipment & Supplies	61,825
14      NUVEEN

Shares	Description (1)	Value
	Health Care Providers & Services – 0.5%
71	CIGNA Corporation, (3)	$14,002
203	UnitedHealth Group Incorporated, (3)	42,675
	Total Health Care Providers & Services	56,677
	Hotels, Restaurants & Leisure – 0.5%
1,014	Compass Group PLC, (4)	22,262
184	Hilton Worldwide Holdings Inc., (3)	13,299
248	Six Flags Entertainment Corporation, (3)	15,572
	Total Hotels, Restaurants & Leisure	51,133
	Household Durables – 0.7%
360	D.R. Horton, Inc., (3)	15,916
250	Matsushita Electric Industrial Co., Ltd, (4)	3,775
239	Newell Brands Inc.	9,746
1,260	Sekisui House, Ltd., (4)	23,560
94	Whirlpool Corporation	15,409
	Total Household Durables	68,406
	Household Products – 0.3%
244	Colgate-Palmolive Company	17,190
143	Reckitt and Benckiser, (4)	12,794
	Total Household Products	29,984
	Industrial Conglomerates – 0.5%
1,900	Alfa S.A.	1,984
300	General Electric Company	6,048
167	Honeywell International Inc.	24,075
122	Siemens AG, Sponsored ADR, (4)	17,523
	Total Industrial Conglomerates	49,630
	Insurance – 2.0%
138	Ace Limited	20,813
630	Ageas, (4)	30,552
109	Allianz AG ORD Shares, (4)	25,447
130	Axis Capital Holdings Limited	7,071
250	CNA Financial Corporation	13,533
257	Marsh & McLennan Companies, Inc.	20,799
210	Mitsui Sumitomo Insurance Company Limited, (4)	7,134
415	NN Group NV, (4)	17,379
469	Old Republic International Corporation, (3)	9,516
215	Prudential Financial, Inc.	23,749
113	RenaissanceRe Holdings, Limited	15,635
104	Willis Towers Watson PLC	16,752
	Total Insurance	208,380
	IT Services – 0.8%
176	Accenture Limited, (3)	25,056
NUVEEN      15

Nuveen Multi-Asset Income Tax-Aware Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
131	DXC Technology Company	$11,989
428	Fidelity National Information Services, (3)	39,701
86	Luxoft Holding Inc., (5)	4,003
	Total IT Services	80,749
	Machinery – 0.2%
178	Ingersoll Rand Company Limited, Class A	15,771
	Media – 0.9%
772	Comcast Corporation, Class A, (3)	27,815
623	Interpublic Group of Companies, Inc.	11,993
770	National CineMedia, Inc.	5,182
88	Publicis Groupe, (4)	5,728
595	Viacom Inc., Class B	14,298
156	Walt Disney Company	15,258
879	WPP Group PLC, (4)	15,540
	Total Media	95,814
	Mortgage Real Estate Investment Trust – 0.1%
666	Starwood Property Trust Inc., (3)	14,326
	Multi-Utilities – 0.8%
472	CenterPoint Energy, Inc., (3)	13,962
245	CMS Energy Corporation, (3)	11,851
81	DTE Energy Company	8,947
1,335	Veolia Environment S.A., ADR, (4)	31,627
282	WEC Energy Group, Inc.	19,004
	Total Multi-Utilities	85,391
	Oil, Gas & Consumable Fuels – 2.8%
376	Anadarko Petroleum Corporation, (3)	18,563
126	Canadian Natural Resources Limited	4,397
664	Chevron Corporation, (3)	76,951
502	Enbridge Inc.	19,292
1,040	Enterprise Products Partnership LP	25,480
468	HollyFrontier Company, (3)	17,293
282	Occidental Petroleum Corporation, (3)	18,209
322	Phillips 66	29,328
78	Pioneer Natural Resources Company	11,674
110	Royal Dutch Shell PLC, Class B Shares	7,190
253	Targa Resources Corporation, (3)	10,499
658	Total SA, (4)	36,676
662	Williams Companies Inc., (3)	18,867
	Total Oil, Gas & Consumable Fuels	294,419
16      NUVEEN

Shares	Description (1)	Value
	Personal Products – 0.4%
62	L'Oreal, (4)	$13,799
289	Unilever NV, (4)	16,379
179	Unilever NV, (3)	10,375
	Total Personal Products	40,553
	Pharmaceuticals – 2.0%
360	AstraZeneca PLC	12,420
1,885	GlaxoSmithKline PLC, (4)	33,831
159	Johnson & Johnson	22,166
433	Merck & Company Inc., (3)	23,854
1,552	Pfizer Inc., (3)	54,413
77	Roche Holdings AG, Sponsored ADR, (4)	17,797
279	Sanofi-Synthelabo, SA, (4)	26,418
295	Takeda Chemical Industries, (4)	16,633
156	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,153
	Total Pharmaceuticals	209,685
	Professional Services – 0.5%
46	Adecco Group, (4)	3,650
704	Experian PLC, (4)	14,832
704	Nielsen Holdings PLC	26,097
111	Wolters Kluwer NV, (4)	5,440
	Total Professional Services	50,019
	Real Estate Management & Development – 0.5%
4,700	Capitaland Limited, (4)	12,657
589	City Developments Limited, (4)	5,594
1,855	Great Eagle Holdings Limited	10,213
440	Henderson Land Development Company Limited, (4)	2,871
9,170	Sino Land Company Limited, (4)	15,805
	Total Real Estate Management & Development	47,140
	Road & Rail – 0.5%
335	CSX Corporation, (3)	16,894
292	Union Pacific Corporation, (3)	33,811
	Total Road & Rail	50,705
	Semiconductors & Semiconductor Equipment – 0.6%
1,800	Cypress Semiconductor Corporation	28,548
655	Infineon Technologies AG, (4)	18,116
60	Rohm Company Limited, (4)	5,585
164	Xilinx, Inc., (3)	12,085
	Total Semiconductors & Semiconductor Equipment	64,334
	Software – 1.5%
349	CA Technologies, (3)	11,301
890	Microsoft Corporation, (3)	74,030
NUVEEN      17

Nuveen Multi-Asset Income Tax-Aware Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Software (continued)
815	Oracle Corporation, (3)	$41,483
235	SAP SE, (4)	26,852
	Total Software	153,666
	Specialty Retail – 0.3%
2,495	Kingfisher plc, (4)	10,373
287	Lowe's Companies, Inc., (3)	22,946
	Total Specialty Retail	33,319
	Technology Hardware, Storage & Peripherals – 0.8%
332	Apple, Inc., (3)	56,121
100	Fuji Photo Film Co., Ltd., (4)	4,091
966	HP Inc., (3)	20,817
2	Samsung Electronics Company Limited, (4)	4,006
	Total Technology Hardware, Storage & Peripherals	85,035
	Textiles, Apparel & Luxury Goods – 0.0%
165	Wacoal Holdings Corporation, (4)	4,716
	Tobacco – 0.6%
385	Altria Group, Inc., (3)	24,725
720	Imperial Brands PLC, (4)	29,355
100	Japan Tobacco Inc., (4)	3,310
311	Skandinavisk Tobakskompagni A/S	5,258
	Total Tobacco	62,648
	Trading Companies & Distributors – 0.3%
1,500	Itochu Corporation, (4)	26,275
	Wireless Telecommunication Services – 0.4%
700	KDDI Corporation, (4)	18,650
267	SK Telecom Company Limited	6,979
7,042	Vodafone Group PLC, (4)	20,143
	Total Wireless Telecommunication Services	45,772
	Total Common Stocks (cost $3,517,778)	3,879,818

Shares	Description (1), (2)	Value
	NON-AFFILIATED EXCHANGE-TRADED FUNDS – 2.3%
22,055	Alerian MLP Exchange Traded Fund	$ 236,430
	Total Non-Affiliated Exchange-Traded Funds (cost $270,847)	236,430

Shares	Description (1)	Coupon	Ratings (6)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.2%
	Banks – 0.1%
305	Citigroup Inc.	6.875%	BB+	$ 8,811
18      NUVEEN

Shares	Description (1)	Coupon	Ratings (6)	Value
	Wireless Telecommunication Services – 0.1%
415	United States Cellular Corporation	7.250%	Ba1	$ 11,056
	Total $25 Par (or similar) Retail Preferred (cost $19,977)			19,867

Shares	Description (1)	Coupon	Ratings (6)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0%
	Pharmaceuticals – 0.0%
20	Teva Pharmaceutical Industries Limited, (4)	7.000%	N/R	$ 5,684
	Total Convertible Preferred Securities (cost $16,811)			5,684
	Total Long-Term Investments (cost $9,912,361)			10,339,156
	Other Assets Less Liabilities – 0.7% (7)			74,734
	Net Assets – 100%			$ 10,413,890
Investments in Derivatives as of October 31, 2017
Call Options Written
Description	Number of Contracts	Notional Amount (8)	Exercise Price	Expiration Date	Value
Cypress Semiconductor Corporation	(7)	$(10,500)	$15	1/19/18	$(980)
Total Call Options Written (premiums received $350)	(7)	$(10,500)			$(980)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Affiliated Investment Companies	$6,197,357	$ —	$ —	$ 6,197,357
Common Stocks	2,638,598	1,241,220	—	3,879,818
Non-Affiliated Exchange-Traded Funds	236,430	—	—	236,430
$25 Par (or similar) Retail Preferred	19,867	—	—	19,867
Convertible Preferred Securities	—	5,684	—	5,684
Investments in Derivatives:
Options Written	(980)	—	—	(980)
Total	$9,091,272	$1,246,904	$ —	$10,338,176
NUVEEN      19

Nuveen Multi-Asset Income Tax-Aware Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$65,015	$(52,128)	$52,128	$(65,015)	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The below tables below present present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$9,936,977
Gross unrealized:
Appreciation	$ 609,122
Depreciation	(206,943)
Net unrealized appreciation (depreciation) of investments	$ 402,179

Tax cost of options written contracts	$ (980)
Net unrealized appreciation (depreciation) of option contracts written	—
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ADR	American Depositary Receipt
20      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017